Income Taxes - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income before taxes from continuing operations, domestic and foreign:
Domestic	$ 0	$ 0	$ 0
Foreign Subsidiaries	110,324	81,551	70,590
Income before taxes and share of result of equity method investments	110,324	81,551	70,590
Provision for Income Taxes:
Current foreign tax expense, including withholding taxes	2,316	1,904	1,951
Deferred domestic tax expense	0	0	0
Deferred foreign tax expense, including withholding taxes	10,171	2,461	2,374
Total tax charge	12,487	4,365	4,325
Income tax paid, net:
Total tax paid during the year	$ 2,094	$ 1,935	$ 1,802